Annual Total Returns - VIPContrafundPortfolio-InvestorPRO - VIPContrafundPortfolio-InvestorPRO - VIP Contrafund Portfolio - VIP Contrafund Portfolio - Investor Class	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	11.85%
Annual Return 2015	0.56%
Annual Return 2016	7.95%
Annual Return 2017	21.81%
Annual Return 2018	(6.49%)
Annual Return 2019	31.49%
Annual Return 2020	30.48%
Annual Return 2021	27.74%
Annual Return 2022	(26.38%)
Annual Return 2023	33.36%